Cover	12 Months Ended
Dec. 31, 2021
Entity Listings [Line Items]
Document Type	POS AM
Entity Registrant Name	AEye, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001818644
Amendment Description	On September 15, 2021, the registrant filed a Registration Statement on Form S-1 (Registration No. 333-259554), as amended by Amendment No. 1 filed on September 23, 2021 and subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on September 27, 2021 (as amended, the “Registration Statement”). This post-effective amendment is being filed to update the Registration Statement to include information contained in the registrant’s Annual Report on Form 10-K filed on March 28, 2022 and certain other information in such Registration Statement. No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.